Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
10.	Stock-Based Compensation
Equity Incentive Plan
In March 2024, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2024 Incentive Award Plan (the Plan), which became effective in connection with the IPO and has a term of ten years. As of June 30, 2026, a total of 5,068,078 shares of common stock were authorized for issuance under the Plan, which includes a January 1, 2026 increase of 1,120,362 shares, pursuant to the evergreen provision of the Plan. See Note 10 to the audited financial statements included in the Company’s 2025 10-K for a description of the evergreen provision of the Plan. On June 30, 2026, 2,724,148 of these shares were available for grant under the Plan.
Prior to the adoption of the Plan, the Company had awarded common stock options under the 2018 Equity Incentive Plan (as amended, the Predecessor Plan). Under the provisions of the Plan, the shares subject to awards issued under the Predecessor Plan that were outstanding as of March 27, 2024, the effective date of the Plan, and that are subsequently cancelled or forfeited, will become available for issuance under, and will increase the number of shares that may be issued under, the Plan.
Repricing of Outstanding Options
In August 2024, the compensation committee of the Company’s board of directors, as administrator of the Plan and the Predecessor Plan, approved an option repricing (2024 Repricing), which was effective on August 19, 2024 (the Repricing Effective Date). The repricing applied to options to purchase up to an aggregate of 3,484,346 shares of the Company’s common stock with an exercise price per share in excess of the closing price per share of the Company’s common stock on the Repricing Effective Date, held by eligible employees of the Company that were granted under the Plan or the Predecessor Plan and were outstanding as of the Repricing Effective Date (the Repriced Options). As of June 30, 2026, Repriced Options to purchase up to an aggregate of 2,208,476 shares of the Company’s common stock remained outstanding. See Note 10 to the audited financial statements included in the Company’s 2025 10-K for a description of the 2024 Repricing.
Option Modifications in Connection with the Merger
On June 22, 2026, in connection with the entry into the Merger Agreement (see Note 1—Organization and Basis of Presentation), the Company amended all outstanding stock options granted under the Plan and the

Predecessor Plan. The amendment (i) accelerated the vesting of all unvested options such that they became fully vested and exercisable as of June 22, 2026, (ii) extended the post-termination exercise period of the options until the later of (A) March 31, 2027 or, if the closing of the Merger occurs prior to that date, the date three months following the closing of the Merger, and (B) such later date provided in the applicable option agreement, and (iii) accelerated the premium end date applicable to the Repriced Options under the 2024 Repricing to June 22, 2026. The amendment affected options to purchase 5,945,008 shares of common stock held by 48 holders.
The Company accounted for the amendment as a modification under ASC 718 and recognized $2.0 million of stock-based compensation expense in connection with the amendment during the three and six months ended June 30, 2026, of which $1.5 million was recorded in general and administrative expense and $0.5 million was recorded in research and development expense. Total incremental compensation cost resulting from the modification was $0.4 million. The remainder consists of previously unrecognized compensation cost accelerated by the amendment, net of compensation cost previously recognized for options that were not expected to vest under their original terms, and of compensation cost measured at the modification-date fair value of those options. Fair values were estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions as of the modification date: expected term of 0.8 years, expected volatility of 98.8%, risk-free interest rate of 4.0%, and expected dividend yield of 0%.
Stock Options
Stock option activity under the Plan and the Predecessor Plan and certain other related information is as follows (in thousands except weighted-average exercise price and remaining term):

	Number	Weighted-Average Exercise Price	Weighted-Average Remaining Term (years)	Aggregate- Intrinsic Value
Balance as of December 31, 2025	4,234	$5.22	7.4	$28
Granted	1,980	$1.27
Exercised	(33)	$1.08
Forfeited and expired	(236)	$5.04

Balance as of June 30, 2026	5,945	$2.81	3.8	$2,740

Vested and expected to vest at June 30, 2026	5,945	$2.81	3.8	$2,740

Exercisable as of June 30, 2026	5,945	$2.81	3.8	$2,740

Aggregate intrinsic value in the above table is the difference between the estimated fair value of the Company’s common stock as of either June 30, 2026 or December 31, 2025, and the exercise price of stock options that had exercise prices below that value.
For the Repriced Options, the weighted-average prices and intrinsic value information in the table above is calculated based on the exercise price per share that applied immediately prior to the Repricing Effective Date.
During the six months ended June 30, 2026, the total intrinsic value of stock options exercised was approximately $14,000. No options were exercised during the six months ended June 30, 2025.
Employee Stock Purchase Plan
The Company maintains the 2024 Employee Stock Purchase Plan (the ESPP). As of June 30, 2026, 492,641 shares of common stock were available for issuance under the ESPP. The Company issued and sold 34,610 and 85,568 shares under the ESPP during the six months ended June 30, 2026 and 2025, respectively.

As of June 30, 2026, unrecognized compensation cost related to the ESPP was approximately $0.3 million. In connection with the Merger, the Company has suspended the ESPP and halted participant payroll deductions, and expects that a substantial portion of this cost will not be recognized.
Stock-Based Compensation Expense
Stock-based compensation expense, including the expense related to the ESPP, as recorded in the accompanying condensed statements of operations and comprehensive loss was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	$926	$642	$1,317	$1,357
General and administrative	2,296	1,051	3,276	2,133

Total stock-based compensation	$3,222	$1,693	$4,593	$3,490

As of June 30, 2026, there was no unrecognized compensation cost related to outstanding stock options, as the vesting of all outstanding options was accelerated in full on June 22, 2026 in connection with the Merger.
The weighted-average assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the periods indicated were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Expected option life (in years)	5.3	5.9	5.9	5.9
Assumed volatility	105.0%	105.0%	107.0%	105.0%
Assumed risk-free interest rate	4.2%	4.0%	4.0%	4.4%
Expected dividend yield	—	—	—	—
The weighted-average grant date per share fair value of options granted during the three months ended June 30, 2026 and 2025 were $1.12 and $0.89, respectively, and the weighted-average grant date per share fair value of options granted during the six months ended June 30, 2026 and 2025 were $1.05 and $1.89, respectively.

10.	Stock-Based Compensation
Equity Incentive Plan
In March 2024, the Company’s board of directors adopted, and the Company’s stockholders approved, the 2024 Incentive Award Plan (the Plan), which became effective in connection with the IPO and has a term of ten years. The Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation rights, and other stock or cash-based awards to the Company’s employees, consultants, and directors. Options granted under the Plan are exercisable at various dates as determined upon grant and will expire no more than 10 years from their date of grant. Stock options generally vest over terms of either 36 or 48 months. The exercise price of awards granted under the Plan shall not be less than 100% of the fair market value of the Company’s common stock on the date of grant. In addition, the Plan includes an “evergreen” provision whereby the number of shares of common stock available for issuance under the Plan will be increased annually on the first day of each calendar year during the term of the Plan, beginning in 2025, by an amount equal to the lesser of (i) 5% of the shares of common stock outstanding on the final day of the immediately preceding calendar year or (ii) such number of shares as determined by the Company’s board of directors or an authorized committee of the board of directors. As of December 31, 2025, a total of 3,947,716 shares of common stock were authorized for issuance under the Plan. On December 31, 2025, 3,347,667 of these shares were available for grant under the Plan. On January 1, 2026, pursuant to the evergreen provision of the Plan, the aggregate number of shares that may be issued under the Plan was automatically increased by 1,120,362 shares to 5,068,078.
Prior to the adoption of the Plan, the Company had awarded common stock options under the 2018 Equity Incentive Plan (as amended, the Predecessor Plan). Under the provisions of the Plan, the shares subject to awards issued under the Predecessor Plan that were outstanding as of March 27, 2024, the effective date of the Plan, and that are subsequently cancelled or forfeited, will become available for issuance under, and will increase the number of shares that may be issued under, the Plan.
Repricing of Outstanding Options
In August 2024, the compensation committee of the Company’s board of directors, as administrator of the Plan and the Predecessor Plan, approved an option repricing (2024 Repricing), which was effective on August 19, 2024 (the Repricing Effective Date). The repricing applied to options to purchase up to an aggregate of 3,484,346 shares of the Company’s common stock with an exercise price per share in excess of the closing price per share of the Company’s common stock on the Repricing Effective Date, held by eligible employees of the Company that were granted under the Plan or the Predecessor Plan and were outstanding as of the Repricing Effective Date (the Repriced Options). As of the Repricing Effective Date, the exercise price of each of the Repriced Options was reduced to $3.56 per share, which was the closing price of the Company’s common stock on the Repricing Effective Date; provided, however, that if prior to the Premium End Date (as defined below), a Repriced Option is exercised or an employee’s employment or service with the Company terminates for any reason other than due to a Qualifying Termination (as defined below), the exercise price per share that applied to the Repriced Option immediately prior to the Repricing Effective Date will apply in lieu of the reduced exercise price. The “Premium End Date” means the earliest of: (1) August 19, 2026, (2) the date immediately prior to the closing of a Change in Control (as defined in the Plan), or (3) the date of the employee’s Qualifying Termination. A “Qualifying Termination” means (a) the involuntary termination of the employee’s employment by the Company due to a reduction in force (and other than for Cause (as defined in the Plan)), subject to the employee’s execution of an effective general release of claims in favor of the Company, (b) the employee’s death, or (c) termination of the employee’s employment by the Company following the employee’s Disability (as defined in the Plan). Except for the reduction in the exercise prices of the Repriced Options as described above, the Repriced Options retain their existing terms, including their respective original vesting schedules.

The repricing resulted in a total incremental
non-cash
stock-based compensation expense of $0.9 million, which was calculated using the Black-Scholes option-pricing model, of which $0.2 million is associated with vested Repriced Options and will be recognized on a straight-line basis through the Premium End Date. The remaining $0.7 million of the incremental non-cash
stock-based compensation expense is associated with unvested Repriced Options and will be recognized as follows: (i) if the Premium End Date occurs later than the end of the remaining vesting period of the Repriced Option, the incremental cost will be amortized on a straight-line basis through the Premium End Date, or (ii) if the Premium End Date occurs earlier than the end of the remaining vesting period of the Repriced Option, the incremental cost will be amortized on a straight-line basis over the remaining vesting period. The Company recognized incremental stock-based compensation expense totaling $0.2 million and $0.1 million associated with the 2024 Repricing for the years ended December 31, 2025 and 2024, respectively.
Stock Options
Stock option activity under the Plan and the Predecessor Plan and certain other related information is as follows (in thousands except weighted-average exercise price and remaining term):

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Term (years)	Aggregate- Intrinsic Value
Balance as of December 31, 2024	3,818	$6.37	7.2	$—
Granted	1,513	$2.28
Forfeited and expired	(1,097)	$4.74

Balance as of December 31, 2025	4,234	$5.22	7.4	$28

Vested and expected to vest at December 31, 2025	4,234	$5.22	7.4	$28

Exercisable as of December 31, 2025	2,315	$5.38	6.6	$9

Aggregate intrinsic value in the above table is the difference between the estimated fair value of the Company’s common stock as of either December 31, 2025 or 2024, and the exercise price of stock options that had exercise prices below that value.
For the Repriced Options, the calculation of the weighted-average prices and intrinsic value information in the table above is based on the exercise price per share that applied immediately prior to the Repricing Effective Date pending satisfaction of the requisite service requirement.
There were no options exercised during the year ended December 31, 2025; the options exercised during the year ended December 31, 2024 had an insignificant intrinsic value at exercise.
Employee Stock Purchase Plan
In March 2024, the Company’s board of directors adopted, and the Company’s stockholders approved, the Company’s 2024 Employee Stock Purchase Plan, which became effective in connection with the IPO. The ESPP permits participants to contribute up to a specified percentage of their eligible compensation during a series of offering periods of 24 months, each comprised of four six-month
purchase periods, to purchase shares of the Company’s common stock. The purchase price of the shares will be 85% of the fair market value of the
Company’s common stock on the first day of trading of the applicable offering period or on the applicable purchase date, whichever is lower. In addition, the ESPP includes an “evergreen” provision whereby the number of shares of common stock available for issuance under the ESPP will be increased annually on the first day of each calendar year during the term of the ESPP by an amount equal to the lesser of (i) 1% of the shares of common stock outstanding on the final day of the immediately preceding calendar year or (ii) such number of shares as determined by the Company’s board of directors or an authorized committee of the board of directors. On January 1, 2026, pursuant to the evergreen provision of the ESPP, the aggregate number of shares authorized for issuance under the ESPP automatically increased by 224,072 shares to 678,991.
The Company recognized stock-based compensation expense related to the ESPP of $0.4 million and $0.5 million for the years ended December 31, 2025 and 2024, respectively.
The Company issued and sold 107,208 and 44,532 shares under the ESPP during the years ended December 31, 2025 and 2024, respectively.
Stock-Based Compensation Expense
Stock-based compensation expense, including the expense related to the ESPP, as recorded in the accompanying statements of operations and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2025	2024
Research and development	$2,136	$3,050
General and administrative	3,989	4,466

Total stock-based compensation	$6,125	$7,516

As of December 31, 2025, unrecognized compensation cost related to outstanding stock options (all of which have time-based vesting) was $9.2 million, which is expected to be recognized over a weighted-average period of 2.2 years.
As of December 31, 2025, unrecognized compensation cost related to the ESPP was $0.6 million, which is expected to be recognized as expense over approximately 1.3 years.
Excluding any effect of the Repriced Options, except for Repriced Options held by employees who experienced a Qualifying Termination, the weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock options granted during the periods indicated in the table were as follows:

	Year Ended December 31,
	2025	2024
Expected option life (in years)	5.9	6.0
Assumed volatility	105.2%	90.8%
Assumed risk-free interest rate	4.4%	3.9%
Expected dividend yield	—	—
Excluding any effect due to the Repriced Options, except for Repriced Options held by employees who experienced a Qualifying Termination, the weighted-average grant date per share fair value of options granted during the years ended December 31, 2025 and 2024 were $1.88 and $7.19, respectively.